ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE Arrangements and Loan Agreement (Details) $ in Thousands	1 Months Ended				9 Months Ended
	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY (¥)	May 31, 2021 USD ($) loan	May 31, 2021 CNY (¥) loan
Details of History of the Group
Number of loans					2	2
Agreement Term					10 years	10 years
Period of notice for not extending agreement term					3 months	3 months
Mr. Quji (Alan) Guo
Details of History of the Group
Ownership interest in VIE (as a percent)	51.00%	51.00%	51.00%	51.00%
Related party loan	$ 40,492	¥ 255,000	$ 41	¥ 255,000
Agreement Term	10 years	10 years	10 years	10 years
Period of notice for not extending agreement term	3 months	3 months	3 months	3 months
Shareholder of Dongguan Herui
Details of History of the Group
Related party loan					$ 77	¥ 500,000
Shareholder of Chongqing Ruizhihe
Details of History of the Group
Related party loan					153	1,000,000
Shareholder of Shenzhen Ruizhihe [Member]
Details of History of the Group
Related party loan					$ 78	¥ 500,000